ADVANCED SERIES TRUST

GATEWAY CENTER THREE

FOURTH FLOOR

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

November 19, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Registration Statement on Form N-14 of Advanced Series Trust

Dear Sir or Madam:

On behalf of Advanced Series Trust (the “Trust”), a Massachusetts business trust, we are hereby filing the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the fund reorganization described below.

Target Fund	Acquiring Fund
AST Neuberger Berman Small-Cap Growth Portfolio of Advanced Series Trust	AST Federated Aggressive Growth Portfolio of Advanced Series Trust

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and beneficial shareholders of the Target Fund would become beneficial shareholders of the Acquiring Fund. No sales charges would be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be equal in value to the Target Fund shares beneficially held by such shareholders immediately prior to the reorganization. The completion of the reorganization transaction is subject to approval by the beneficial shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective beneficial shareholders.  The materials contained in the N-14 Registration Statement include a letter to contract owners, the notice of special meeting, the proxy statement and prospectus, and the form of voting instructions card.

To assist you with your review of this filing, we note that many sections of the Registration Statement are substantially similar to the corresponding sections of the Registration Statements on Form N-14 of the Trust and The Prudential Series Fund that were recently filed with the Securities and Exchange Commission (collectively, the Prior Filings) relating to the following reorganizations:

Target Fund	Acquiring Fund
SP Mid Cap Growth Portfolio of The Prudential Series Fund	SP Prudential U.S. Emerging Growth Portfolio of The Prudential Series Fund
SP Davis Value Portfolio of The Prudential Series Fund	Value Portfolio of The Prudential Series Fund
SP Strategic Partners Focused Growth Portfolio of The Prudential Series Fund	Jennison Portfolio of The Prudential Series Fund
SP PIMCO High Yield Portfolio of The Prudential Series Fund	High Yield Bond Portfolio of The Prudential Series Fund
AST Focus Four Plus Portfolio of Advanced Series Trust	AST First Trust Capital Appreciation Target Portfolio of Advanced Series Trust
SP Conservative Asset Allocation Portfolio of The Prudential Series Fund	AST Preservation Asset Allocation Portfolio of Advanced Series Trust
Diversified Conservative Growth Portfolio of The Prudential Series Fund	AST Preservation Asset Allocation Portfolio of Advanced Series Trust
SP Aggressive Growth Asset Allocation Portfolio of The Prudential Series Fund	AST Aggressive Asset Allocation Portfolio of Advanced Series Trust
SP Balanced Asset Allocation Portfolio of The Prudential Series Fund	AST Balanced Asset Allocation Portfolio of Advanced Series Trust

Except for information specifically relating to the relevant acquiring and target funds, the Registration Statement disclosure is substantially similar to the disclosure contained in the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Contract Owner letter,

•                  Notice of Special Meeting,

•                  Summary of the Proposal—Voting,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Performance,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Capitalizations of the Portfolios Before and After the Reorganization,

•                  Management of the Portfolios

•                  Fees and Expenses (except with respect to specific numbers),

•                  Information About the Reorganization,

•                  Voting Information,

•                  Shares Outstanding, and

•                  Principal Holders of Shares

Due to the similarities in the Registration Statement and the Prior Filings, we request “no review” or “limited review” by the staff.  It is proposed that the filing become effective on December 19, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

The Trust acknowledges that (i) the Trust is responsible for the adequacy and accuracy of the disclosure in the Registration Statement; (ii) Securities and Exchange Commission (the “Commission”) staff comments or changes to disclosure in the Registration Statement in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Registration Statement; and (iii) the Trust may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz